Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value (Detail) - Interest Rate Swap & Foreign Exchange Hedges [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 1,357	$ 29
Liabilities		638	$ 205
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 1,357	29
Liabilities		$ 638	$ 205